Other Expenses	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Expenses
17. Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Compensation	$4,938	$4,894	$5,108
Pension, postretirement and postemployment benefit costs	400	473	488
Commissions	4,517	5,153	5,428
Volume-related costs	1,002	859	842
Capitalization of DAC	(3,837)	(4,183)	(4,786)
Amortization of DAC and VOBA	3,936	4,132	3,550
Amortization of negative VOBA	(361)	(442)	(579)
Interest expense on debt	1,208	1,216	1,282
Premium taxes, licenses and fees	766	801	658
Professional services	1,511	1,457	1,454
Rent and related expenses, net of sublease income	328	361	376
Other (1)	2,361	2,370	2,781
Total other expenses	$16,769	$17,091	$16,602

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(1)	See Note 19 for information on the charge related to income tax for the year ended December 31, 2015 and the Japan income tax refund for the year ended December 31, 2013.
Capitalization of DAC and Amortization of DAC and VOBA
See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.
Interest Expense on Debt
See Notes 12, 13, and 14 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs. See Note 8.
Restructuring Charges
The Company commenced an enterprise-wide strategic initiative in 2012. This global strategy focuses on leveraging the Company’s scale to improve the value it provides to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in its technology, platforms and functionality to improve its current operations and develop new capabilities.
These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

	Years Ended December 31,
	2015			2014			2013
	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total
	(In millions)
Balance at January 1,	$31	$6	$37	$40	$6	$46	$23	$—	$23
Restructuring charges	60	4	64	83	8	91	99	16	115
Cash payments	(73)	(6)	(79)	(92)	(8)	(100)	(82)	(10)	(92)
Balance at December 31,	$18	$4	$22	$31	$6	$37	$40	$6	$46
Total restructuring charges incurred since inception of initiative	$383	$46	$429	$323	$42	$365	$240	$34	$274

Management estimates the range for further restructuring charges including severance, as well as lease and asset impairments, through the year ending December 31, 2016 to be $5 million to $10 million.